Stock-Based Compensation (Details) - Schedule of activity stock options granted - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of activity stock options granted [Abstract]
Options outstanding ,Outstanding Beginning balance	67,036,826	15,201,143	23,244,895
Weighted average exercise price ,Outstanding Beginning balance (in Dollars per share)	$ 0.6	$ 0.43	$ 0.58
Options Outstanding ,Outstanding Ending balance	65,400,393	67,036,826	15,201,143
Weighted average exercise price, Outstanding Ending balance (in Dollars per share)	$ 0.6	$ 0.6	$ 0.43
Average remaining contractual terms , Outstanding Ending balance	7 years 3 months 18 days	8 years 2 months 8 days	4 years 9 months 18 days
Aggregate intrinsic Value ,Outstanding Ending balance (in Dollars)	$ 639,131	$ 51,754	$ 1,723
Options Outstanding , Vested and expected	65,400,393
Weighted average exercise price Vested and expected (in Dollars per share)	$ 0.6
Average remaining contractual terms , Vested and expected	7 years 3 months 18 days
Aggregate intrinsic Value ,Vested and expected (in Dollars)	$ 639,131
Options Outstanding , Exercisable	32,949,746
Weighted average exercise price Exercisable (in Dollars per share)	$ 0.55
Average remaining contractual terms , Exercisable	6 years 2 months 1 day
Aggregate intrinsic Value , Exercisable (in Dollars)	$ 323,643
Options outstanding ,Exercised	(1,457,517)
Options outstanding ,Grant		51,921,030
Options outstanding , Forfeited or expired	(178,916)	(85,347)	(8,043,752)
Weighted average exercise price ,Forfeited or expired (in Dollars per share)	$ 0.73	$ 0.73	$ 0.84